Loan operations (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Loan operations by class, sector of debtor, maturity and concentration
Following are the breakdown of the carrying amount of loan operations by class, sector of debtor, maturity and concentration:

Loans by type	2023	2022

Pledged asset loan	24,845,243	20,198,764
Retail	12,366,330	10,932,086
Companies	7,054,507	5,311,675
Credit card	5,424,406	3,955,003

Non-pledged loan	4,036,646	2,061,774
Retail	764,712	309,468
Companies	959,898	546,678
Credit card	2,312,036	1,205,628
Total loans operations	28,881,889	22,260,538
Expected Credit Loss (Note 14)	(329,954)	(49,377)
Total loans operations, net of Expected Loss	28,551,935	22,211,161

By maturity	2023	2022

Overdue by 1 day or more	329,707	—
Due in 3 months or less	6,739,145	2,496,982
Due after 3 months through 12 months	5,056,321	7,211,321
Due after 12 months	16,756,716	12,552,235
Total Loans operations	28,881,889	22,260,538

By concentration	2023	2022

Largest debtor	855,607	814,284
10 largest debtors	2,921,734	2,458,714
20 largest debtors	4,058,250	3,241,494
50 largest debtors	5,579,073	4,484,877
100 largest debtors	6,949,906	5,615,708